Prepayment for acquisition	6 Months Ended
Jun. 30, 2025
Prepayment for acquisition
Prepayment for acquisition

Note 7 — Prepayment for acquisition

Prepayment for acquisition consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Prepayment for acquisition	32,000,000	—	—

On December 24, 2024, Jiade Zhigao entered into an equity transfer agreement (the “Kunyuan Agreement”) with Meirusi, which is a PRC limited liability company holding 75% of the equity interests in Kunyuan”. Pursuant to the Kunyuan Agreement, Jiade Zhigao agreed to acquire 75% of the equity interests in Kunyuan from Meirusi. In consideration for the acquisition, Jiade Zhigao agreed to pay RMB9,000,000 to Meirusi, subject to the satisfaction by Meirusi and Kunyuan of their respective obligations under the Kunyuan Agreement. The Kunyuan Agreement contains customary covenants, closing conditions, and other obligations and rights of the parties. The Kunyuan Agreement had been approved by the board of directors of Jiade Zhigao on December 23, 2024 and the Company filed Form 6-K on December 27, 2024 announcing the entry into the Kunyuan Agreement. On December 30, 2024,  Jiade Zhigao paid the acquisition consideration and recognized the prepayment for such acquisition on the consolidated balance sheets. On January 9, 2025, Meirusi and Kunyuan both fulfilled their respective obligations under the Kunyuan Agreement. Thereupon Kunyuan became a subsidiary of the Company as of January 9, 2025.

On December 24, 2024, Jiade Zhigao entered into an equity transfer agreement (the “Jiazhi Agreement”) with Meirusi, the sole shareholder of Jiazhi. Pursuant to the Jiazhi Agreement, Jiade Zhigao agreed to acquire 100% of the equity interests in Jiazhi from Meirusi. In consideration for the acquisition,  Jiade Zhigao agreed to pay RMB23,000,000 to Meirusi, subject to the satisfaction by Meirusi and Jiazhi of their respective obligations under the Jiazhi Agreement. The Jiazhi Agreement contains customary covenants, closing conditions, and other obligations and rights of the parties. The Jiazhi Agreement had been approved by the board of directors of Jiade Zhigao on December 23, 2024 and the Company filed Form 6-K on December 27, 2024 announcing the entry into the Jiazhi Agreement. On December 30, 2024, Jiade Zhigao paid the acquisition consideration and recognized the prepayment for acquisition on the consolidated balance sheets. On January 26, 2025, Meirusi and Jiazhi both fulfilled their respective obligations under the Jiazhi Agreement. Thereupon Jiazhi became a wholly subsidiary of the Company as of January 26, 2025.